Share-based compensation	12 Months Ended
Jan. 31, 2014
Share-based compensation [Text Block]

NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2014 and 2013 are 12,500,000 and 4,625,000. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2014 and 2013 are 50,000 and 2,287,500, respectively. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2014 and 2013 are 32,876 and 511,125, respectively.

In December 2012 and January 2013, we issued 7,359,399 units, at prices ranging from $0.0116 to $0.0156 per unit, to contractors who had provided services, directly or indirectly, on our Alaska properties. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investors to purchase one additional common share of our company at prices ranging from $0.0162 to $0.0218 until January 17, 2016. The fair value of the warrants issued was $84,156 and was expensed immediately.

In September 2013, there were 7,423,624 stock options granted at an exercise price of $0.0257 per share, exercisable until September 5, 2023 with a fair value net of forfeitures, at grant date of $210,300. The options granted were 100% vested for directors and shall vest in 25% immediately and 25% over four years increments on a yearly basis over the next four years for employees. In order to calculate the fair value of stock options at the date of grant, we use the Black-Scholes option pricing model. The volatility used was based on our historical volatility. The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Remaining stock option expense to be recognized in future periods related to the award is $40,688.

The following tables summarize the Company’s stock option activity during the years ended January 31, 2014 and 2013.

Incentive stock options to employees outstanding at January 31, 2014 are as follows:

			Weighted
			average
		Weighted average	remaining life	Aggregate
	Number of options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2012	93,260,375	$0.047		$-
Granted	-	-
Cancelled	(2,625,000)	0.037

Outstanding, January 31, 2013	90,635,375	$0.047		$-
Granted	7,423,624	0.026
Cancelled	(12,582,875)	0.041

Outstanding, January 31, 2014	85,476,124	$0.047	2.26	$-
Exercisable, January 31, 2014	83,595,473	$0.047	2.69	$-

The aggregate intrinsic value is calculated based on the January 31, 2014 stock price of $0.0195 per share.

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants to employees and non-employees:

		Expected
	Expected	dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%
September 5, 2013	221%	0%	6.25 years	2.15%	20%

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2014	January 31, 2013
Geological and geophysical costs	$2,610	$624
Salaries and benefits	236,509	50,592
Investor relations	1,503	624
General and administrative	-	84,156
	$240,622	$135,996

At January 31, 2014 there is $40,688 unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 3.6 years.

			Weighted
			average
		Weighted average	remaining life	Aggregate
	Number of options	exercise price	(years)	intrinsic value
Outstanding, January 31, 2012	903,500	$0.376		$-
Granted	7,359,399	0.017

Outstanding, January 31, 2013	8,262,899	$0.057		$-
Granted	-	-

Outstanding, January 31, 2014	8,262,899	$0.057	1.99	$-
Exercisable, January 31, 2014	8,262,899	$0.057	1.99	$19,413

The aggregate instrinsic value is calculated based on the January 31, 2014 stock price of $.0195 per share.